Leases and Commitments - Narrative (Details)		9 Months Ended	12 Months Ended
	Mar. 03, 2023	Sep. 30, 2024 USD ($) lease	Dec. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)
Leases and Commitments
Minimum lease commitments related to month-to-month lease arrangements		$ 0	$ 0
Remaining lease term			1 year
Number of leases terminated		1	4
Number of office lease terminated | lease			2
Number of vehicle lease terminated | lease			2
Lease termination fees			$ 10,932
Loss related to lease termination			669
Termination notice term	30 days
Operating lease right of use assets		$ 198,634	164,740	$ 315,765
Operating lease liabilities		165,922	135,007	$ 280,202
Purchase obligation		$ 0	$ 162,000
Minimum
Leases and Commitments
Remaining lease term		1 year	1 year
Maximum
Leases and Commitments
Remaining lease term		4 years	5 years